Note 14 - Stock Compensation Plans - Summary of Option Activity (Details) - Employee Stock Option [Member] - The Option Plan and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding at the beginning of the year, number of shares (in shares)	265,302	316,348
Outstanding at the beginning of the year, weighted average exercise price (in dollars per share)	$ 6.74	$ 6.49
Outstanding at the beginning of the year, weighted average remaining contractual life (Year)	6 years 292 days	3 years 73 days	3 years 292 days
Granted, number of shares (in shares)	136,636
Granted, weighted average exercise price (in dollars per share)	$ 13.30
Granted, weighted average remaining contractual life (Year)	9 years 146 days
Exercised, number of shares (in shares)	(106,844)	(45,534)
Exercised, weighted average exercise price (in dollars per share)	$ 5	$ 5
Forfeited, number of shares (in shares)	(15,258)	(5,512)
Forfeited, weighted average exercise price (in dollars per share)	$ 6.22	$ 6.89
Outstanding at end of period, number of shares (in shares)	279,836	265,302	316,348
Outstanding at end of period, weighted average exercise price (in dollars per share)	$ 10.64	$ 6.74	$ 6.49
Exercisable at end of period, number of shares (in shares)	143,200	235,462
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 8.10	$ 6.57
Exercisable at end of period, weighted average remaining contractual life (Year)	4 years 146 days	2 years 328 days